Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 4,454,886	$ 571,508	$ 9,022,593	$ 1,959,595
Cost of revenues
Total cost of revenues	2,937,323	550,150	6,124,633	1,831,629
Gross profit	1,517,563	21,358	2,897,960	127,966
Operating expenses
General and administrative	4,366,421	665,354	7,420,856	1,863,087
Depreciation and amortization expense	423,010	54,008	717,925	166,613
Total operating expenses	4,789,431	719,362	8,138,781	2,029,700
Operating loss	(3,271,868)	(698,004)	(5,240,821)	(1,901,734)
Other (expense)
Other (expense)	(506,133)	(7,797)	(12,782)	(14,141)
Day 1 loss and changes in fair value of derivative liability	(38,997)
Interest (expense)	(12,757,479)	(74,840)	(2,511,920)	(1,253,143)
Total other (expense)	(13,302,609)	(82,637)	(2,524,702)	(1,267,284)
Loss before income taxes	(16,574,477)	(780,641)	(7,765,523)	(3,169,018)
Income tax expense
Net loss	(16,574,477)	(780,641)	(7,765,523)	(3,169,018)
Preferred stock, Series A, dividends			355,417
Preferred stock dividends	(85,417)
Net loss attributable to common stockholders	$ (16,659,894)	$ (780,641)	$ (8,120,940)	$ (3,169,018)
Weighted average shares outstanding (in Shares)			13,397,034	6,031,685
Loss per share, basic and diluted (in Dollars per share)	$ (0.82)	$ (0.06)	$ (0.61)	$ (0.53)
Weighted average shares outstanding, basic and diluted (in Shares)	20,287,679	13,805,000	13,397,034	3,203,849
Products
Revenues
Total revenues	$ 3,575,459	$ 571,508	$ 8,330,571	$ 1,959,595
Cost of revenues
Total cost of revenues	2,297,010	550,150	5,596,247	1,831,629
Advertising
Revenues
Total revenues	879,427		692,022
Cost of revenues
Total cost of revenues	$ 640,313		$ 528,386